Accounting Policies (Details) - Schedule of Right-of-Use Assets - Right-of-use assets [member]	12 Months Ended
Dec. 31, 2022
Leasehold Property [Member] | Bottom of range [member]
Accounting Policies (Details) - Schedule of Right-of-Use Assets [Line Items]
Estimated useful lives of assets	1 year
Leasehold Property [Member] | Top of range [member]
Accounting Policies (Details) - Schedule of Right-of-Use Assets [Line Items]
Estimated useful lives of assets	20 years
Fixtures and fittings [Member]
Accounting Policies (Details) - Schedule of Right-of-Use Assets [Line Items]
Estimated useful lives of assets	5 years
Subscription vehicles [Member] | Bottom of range [member]
Accounting Policies (Details) - Schedule of Right-of-Use Assets [Line Items]
Estimated useful lives of assets	1 year
Subscription vehicles [Member] | Top of range [member]
Accounting Policies (Details) - Schedule of Right-of-Use Assets [Line Items]
Estimated useful lives of assets	3 years
Other Motor Vehicles [Member]
Accounting Policies (Details) - Schedule of Right-of-Use Assets [Line Items]
Estimated useful lives of assets	4 years